Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies.
Commitments and Contingencies

8.Commitments and Contingencies

Litigation

The Company is subject to various claims arising in the ordinary course of business. Although no assurance can be given, the Company believes that it is not a party to any litigation of which the outcome, if determined adversely, would individually, or in the aggregate, be reasonably expected to have a material adverse effect on the business, consolidated operating results, cash flows or financial position of the Company as of March 31, 2024.

Third parties have from time to time claimed, and others may claim in the future, that the Company has infringed their past, current or future intellectual property rights. These claims, whether meritorious or not, could be time consuming, result in costly litigation, require expensive changes in the Company’s methods of doing business or could require the Company to enter into costly royalty or licensing agreements, if available. As a result, these claims could harm the Company’s business, consolidated operating results, cash flows, and financial position.

Purchase Commitment

The Company has certain commitments for outstanding purchase orders related to the manufacture of certain wafers utilized by the Company and other services that, once the wafers are placed into production, are noncancelable. Otherwise, these production agreements are cancellable at any time with the Company required to pay all costs incurred through the cancellation date. However, the Company has rarely cancelled these agreements once production has started. As of March 31, 2024, the Company had no outstanding noncancelable purchase commitments for these production agreements.

In July 2020, the Company entered into a research and development agreement with Samsung Electronics Co., Ltd (“Samsung”). According to the agreement, the Company would design 5G chip products and Samsung would provide development and intellectual property support, mass production set up support including mask sets for manufacturing and engineering sample chip supply to the Company for a specific product. The total fee amount for the research and development (“R&D”) services pursuant to the agreement was $21.1 million. The Company bore the risk of R&D failure and was obligated to pay the $21.1 million total fee based on milestones defined in the agreement, of which $11.7 million was due based on development milestones and $9.4 million of additional NRE (“non-recurring engineering”) was to be paid within a maximum of 4 years after the planned product first shipment date. The Company recognized R&D expenses based on an estimate of the percentage completion of services provided by Samsung during the respective financial reporting period. In the first quarter 2024, Samsung agreed to unconditionally release the Company from payment for work Samsung had completed to date because it had not met certain of the development milestones and due to a change in Samsung’s business strategy. As a result, the Company recognized a gain of $14.6 million upon such unconditional release of its liability to Samsung. During the period ended March 31, 2024, the parties mutually agreed that the agreement had expired and there were no remaining obligations of either party under the agreement.

In February 2024, the Company and Alpha Holdings Co., Ltd. (“Alpha”) entered into a foundry product development agreement related to 5G chip development for a total fee of $7.6 million. The Company bears the risk of R&D failure and is obligated to pay the fee based on milestones defined in the agreement. The Company recognizes R&D expenses based on an estimate of the percentage completion of services provided by Alpha during the respective financial reporting period. For the three months ended March 31, 2024, the Company recorded $3.5 million in R&D expenses related to services provided by Alpha. The aggregate unpaid amount related to this agreement is $5.0 million as of March 31, 2024.

Assets Pledged as Collateral

The Company has provided collateral to Anapass, Inc., a related party (see Note 14), for borrowings from KEB Hana Bank, IBK Industrial Bank and Anapass, Inc. in the amount of $6.7 million, $6.8 million and $9.7 million, respectively, as of March 31, 2024, and $7.0 million, $7.1 million and $10.1 million, respectively, as of December 31, 2023 (see Note 7).

The following table includes a summary of the collateral provided to Anapass, Inc. (in thousands):

	March 31,	December 31,	Secured
	2024	2023	Creditor
Cash and cash equivalents	$16,122	$254
Accounts receivable	5,118	4,920
Inventory	1,784	1,486	Anapass, Inc.
Property and equipment	1,988	352
Intangible assets and others	187	199

5.Commitments and Contingencies

Litigation

The Company is subject to various claims arising in the ordinary course of business. Although no assurance can be given, the Company believes that it is not presently a party to any litigation of which the outcome, if determined adversely, would individually, or in the aggregate, be reasonably expected to have a material adverse effect on the business, consolidated operating results, cash flows or financial position of the Company.

Third parties have from time to time claimed, and others may claim in the future, that the Company has infringed their past, current or future intellectual property rights. These claims, whether meritorious or not, could be time consuming, result in costly litigation, require expensive changes in the Company’s methods of doing business or could require the Company to enter into costly royalty or licensing agreements, if available. As a result, these claims could harm the Company’s business, consolidated operating results, cash flows and financial position.

Purchase Commitment

The Company has certain commitments for outstanding purchase orders related to the manufacture of certain wafers utilized by the Company and other services that, once the wafers are placed into production, are noncancelable. Otherwise, these production agreements are cancellable at any time with the Company required to pay all costs incurred through the cancellation date. However, the Company has rarely cancelled these agreements once production has started. As of December 31, 2023 and 2022, the Company had outstanding noncancelable purchase commitments for these production agreements of $0 and $0.5 million, respectively.

The Company entered into a research and development agreement with Samsung Electronics Co., Ltd (“Samsung”) in July 2020. According to the agreement, the Company designs 5G chip products and Samsung provides development and intellectual property support, mass production set up support including mask sets for manufacturing and engineering sample chip supply to the Company. Total fee amount of the agreement is $21.1 million composed of $11.7 million to be paid over development milestones and $9.4 million of additional NRE (non-recurring engineering) to be paid within maximum 4 years after planned product first shipment date. The Company bears the risk of R&D failure and is obligated to pay the fees based on milestones defined in the agreement. Pursuant to ASC 730-20, Research and Development, the Company expensed $0.4 million and $7.1 million related to this agreement for the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, $15.8 million and $15.4 million, respectively, of unpaid recorded expenses were included in accounts payable on the consolidated balance sheets. The aggregated unpaid amount on this agreement is $17.1 million as of December 31, 2023.

Assets Pledged as Collateral

The Company has provided collateral to Anapass, Inc., a related party, for borrowings of GCT R&D, a subsidiary of GCT, from KEB Hana Bank, IBK Industrial Bank and Anapass, Inc. in the amount of $7.0 million, $7.1 million and $10.1 million, respectively, as of December 31, 2023, and $7.1 million, $7.3 million and $10.3 million, respectively, as of December 31, 2022 (see Note 4).

5.Commitments and Contingencies, continued

Assets Pledged as Collateral, continued

Details of collateral provided to Anapass, Inc. are as follows:

(in thousands)	December 31,	December 31,	Secured
	2023	2022	Creditor
Cash and cash equivalents	$254	$1,363
Accounts receivable	4,920	4,453
Inventory	1,486	3,480	Anapass, Inc.
Property and equipment	352	485
Intangible assets and others	199	531